Income Tax (Details) - Schedule of Consolidated Statement of Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Deferred tax related to item charged directly to equity:
Net loss/(gain) on translations of foreign subsidiaries	$ (27,701)	$ (72,663)
Total	$ (27,701)	$ (72,663)